QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2017

ITEM 1.  SCHEDULE OF INVESTMENTS

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)

Security Description	Number of Shares	Fair Value

EXCHANGE TRADED FUNDS - 30.90%

CONVERTIBLE BOND - 2.47%
SPDR Bloomberg Barclays Convertible Securities ETF	6,988	$346,745

CORPORATE - 25.97%
The iShares Global High Yield Corporate Bond ETF	5,459	275,625
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	25,701	684,161
VanEck Vectors Fallen Angel High Yield Bond ETF	18,167	538,470
VanEck Vectors Investment Grade Floating Rate Bond ETF	53,254	1,343,598
Vanguard Short-Term Corporate Bond ETF	10,067	805,763

		3,647,617

LARGE CAP - 1.99%
iShares Russell Top 200 Growth ETF	2,230	143,790
SPDR S&P 500 Growth ETF	1,153	136,331

		280,121

MID CAP - 0.47%
Vanguard Mid-Cap Value ETF	646	66,454

TOTAL EXCHANGE TRADED FUNDS - 30.90%		4,340,937

MUTUAL FUNDS - 64.81%

AGGREGATE BOND - 29.96%
Baird Core Plus Bond Fund Institutional Class	24,161	270,847
Lord Abbett Bond-Debenture Fund R6 Class	83,455	675,148
Lord Abbett Short Duration Income Fund R6 Class	155,822	668,475
PIMCO Income Fund Institutional Class	77,795	961,546
PIMCO Low Duration Income Fund Institutional Class	80,291	684,882
Vanguard Short-Term Invest-Grade Fund Admiral Class	62,976	672,589
Voya Intermediate Bond Fund R6 Class	27,195	274,950

		4,208,437

BANK LOANS - 3.78%
Lord Abbett Floating Rate Fund R6 Class	57,848	530,463

BLEND LARGE CAP - 2.94%
DFA US Large Company Portfolio Institutional Class	10,867	204,728
Vanguard Institutional Index Fund Institutional Class	945	208,747

		413,475

BLEND MID CAP - 0.49%
Vanguard Mid-Cap Index Fund Admiral Class	387	68,286

CONVERTIBLE - 2.48%
Franklin Convertible Securities Fund Class R6	17,778	348,974

EMERGING MARKETS BOND - 2.87%
Payden Emerging Markets Bond Fund Institutional Class	29,045	403,428

FOREIGN BLEND - 1.45%
Oppenheimer Global Opportunities Fund Institutional Class	3,512	204,245

GOVERNMENT BOND - 2.91%
AB Income Fund Advisor Class	50,179	408,960

GROWTH LARGE CAP - 1.01%
Vanguard Growth Index Fund Admiral Class	2,168	141,757

HIGH YIELD BOND - 4.80%
AB High Income Fund Advisor Class	30,413	270,672
Lord Abbett High Yield Fund R6 Class	52,436	403,231

		673,903

INFLATION PROTECTED - 1.88%
AB Bond Inflation Strategy Portfolio Advisor Class	24,376	263,745

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)
Security Description	Number of Shares	Fair Value

MODERATE ALLOCATION - 1.98%
American Funds American Balanced Fund Class R6	7,995	$209,242
Vanguard Balanced Index Fund Admiral Class	2,104	68,964

		278,206

OBJECTIVE BANK LOANS - 3.84%
Credit Suisse Floating Rate High Income Fund Institutional Class	78,870	539,471

VALUE BROAD MARKET - 1.54%
American New Perspective Fund Class R6	5,233	216,506

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)
Security Description	Number of Shares	Fair Value

VALUE LARGE CAP - 2.88%
DFA U.S. Large Cap Value Portfolio Institutional Class	5,487	$201,917
Vanguard Value Index Fund Institutional Class	5,395	203,109

		405,026

TOTAL MUTUAL FUNDS - 64.81%		9,104,882

MONEY MARKET FUNDS - 4.07%
Federated Institutional Prime Obligation Fund Institutional Class 1.10%*	437,006	437,006
Vanguard Treasury Money Market Fund Institutional Class 0.45%*	134,302	134,302

		571,308

TOTAL INVESTMENTS - 99.78%	99.78%	14,017,127
Other assets, net of liabilities - 0.22%	0.22%	31,045

NET ASSETS - 100.00%	100.00%	$14,048,172

*Effective 7 day yield as of June 30, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.
Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Exchange Traded Funds	$4,340,937	$–	$–	$4,340,937
Mutual Funds	9,104,882	–	–	9,104,882
Money Market Funds	571,308	–	–	571,308

	$14,017,127	$–	$–	$14,017,127

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2017.

At June 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $13,778,881 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$248,272
Gross unrealized depreciation	(10,026)

Net unrealized appreciation	$238,246

THE E-VALUATOR CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)

Security Description	Number of Shares	Fair Value

EXCHANGE TRADED FUNDS - 24.50%

CONVERTIBLE BOND - 3.98%
SPDR Bloomberg Barclays Convertible Securities ETF	41,932	$2,080,666

CORPORATE - 14.67%
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	135,303	3,601,766
The iShares Global High Yield Corporate Bond ETF	20,490	1,034,540
VanEck Vectors Fallen Angel High Yield Bond ETF	51,289	1,520,206
Vanguard Short-Term Corporate Bond ETF	18,922	1,514,517

		7,671,029

FINANCIAL - 1.99%
Financial Select Sector SPDR Fund ETF	21,166	522,165
Vanguard Financials ETF	8,328	520,916

		1,043,081

INTERNATIONAL - 0.49%
Vanguard FTSE Developed Markets ETF	6,137	253,581

LARGE CAP - 0.98%
SPDR S&P 500 Growth ETF	4,336	512,689

MID-CAP - 2.39%
iShares Core S&P Mid-Cap ETF	1,452	252,575
iShares Morningstar Mid-Cap Value ETF	3,353	495,674
Vanguard Mid-Cap Value ETF	4,901	504,166

		1,252,415

TOTAL EXCHANGE TRADED FUNDS - 24.50%		12,813,461

MUTUAL FUNDS - 72.61%

AGGREGATE BOND - 25.44%
Baird Core Plus Bond Fund Institutional Class	68,309	765,748
Lord Abbett Short Duration Income Fund R6 Class	351,395	1,507,486
Lord Abbett Bond-Debenture Fund R6 Class	250,951	2,030,195
PIMCO Income Fund Institutional Class	272,286	3,365,461
PIMCO Low Duration Income Fund Institutional Class	362,142	3,089,075
Vanguard Short-Term Investment Grade Fund Admiral Class	94,316	1,007,291
Voya Intermediate Bond Fund R6 Class	152,409	1,540,852

		13,306,108

BANK LOANS - 5.80%
Credit Suisse Floating Rate High Income Fund Institutional Class	224,536	1,535,823
Lord Abbott Floating Rate Fund Institutional Class	163,557	1,499,814

		3,035,637

BLEND LARGE CAP - 4.95%
DFA US Large Company Portfolio Institutional Class	54,623	1,029,092
Fidelity 500 Index Fund Retail Class	6,082	517,847
Vanguard Institutional Index Fund Institutional Class	4,720	1,042,036

		2,588,975

BLEND MID CAP - 0.49%
Vanguard Mid-Cap Index Fund Institutional Class	6,615	258,135

BLEND SMALL CAP - 0.97%
Vanguard Tax-Managed Small-Cap Fund Institutional Class	8,974	506,692

CONVERTIBLE - 4.00%
Franklin Convertible Securities Fund Class R6	106,535	2,091,280

DEVELOPED MARKETS - 0.97%
Vanguard Developed Markets Index Fund Admiral Class	38,145	505,809

THE E-VALUATOR CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)
Security Description	Number of Shares	Fair Value

EMERGING MARKETS - 3.41%
T Rowe Price Institutional Emerging Markets Bond Fund Institutional Class	167,752	$1,528,222
DFA Emerging Markets Portfolio Institutional Class	9,499	257,410

		1,785,632

FOREIGN BLEND - 2.04%
Oppenheimer Global Opportunities Fund Institutional Class	18,339	1,066,425

FOREIGN GROWTH - 0.49%
Vanguard International Growth Fund Institutional Class	3,055	255,509

GOVERNMENT BOND - 1.95%
AB Income Fund Retail Class	125,412	1,022,110

GROWTH LARGE CAP - 3.03%
Growth Fund of America R6 Class	10,997	520,253
Vanguard Growth Index Fund Admiral Shares	16,284	1,064,677

		1,584,930

GROWTH MID CAP - 1.00%
Janus Henderson Enterprise Fund Institutional Class	2,474	268,617
Vanguard Mid-Cap Growth Index Fund Admiral Class	5,009	253,713

		522,330

HIGH YIELD BOND - 4.84%
AB High Income Fund Advisor Class	114,213	1,016,496
Lord Abbett High Yield fund R6 Class	197,279	1,517,075

		2,533,571

INFLATION PROTECTED - 1.90%
AB Bond Inflation Strategy Portfolio Advisor Class	91,758	992,822

MODERATE ALLOCATION - 2.99%
American Balanced Fund Class R6	39,959	1,045,737
Vanguard Balance Index Fund Admiral Class	15,818	518,360

		1,564,097

VALUE BROAD MARKET - 3.97%
American Funds - Investment Company of America Class R6	13,335	518,580
America New Perspective Fund R6 Class	37,650	1,557,560

		2,076,140

VALUE LARGE CAP - 4.37%
American Funds Washington Mutual Investors Fund Class R6	12,207	517,332
DFA U.S. Large Cap Value Portfolio Institutional Class	13,701	504,210
Vanguard Value Index Fund Institutional Class	33,605	1,265,212

		2,286,754

TOTAL MUTUAL FUNDS - 72.61%		37,982,956

MONEY MARKET FUNDS - 2.74%
Federated Institutional Prime Obligation Fund Institutional Class 1.10%*	925,119	925,119
Vanguard Treasury Money Market Fund Institutional Class 0.45%	505,713	505,713

		1,430,832

TOTAL INVESTMENTS - 99.84%	99.84%	52,227,249
Other assets, net of liabilities - 0.16%	0.16%	81,622

NET ASSETS - 100.00%	100.00%	$52,308,871

Effective 7 day yield as of June 30, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Exchange Traded Funds	$12,813,461	$–	$–	$12,813,461
Mutual Funds	37,982,956	–	–	37,982,956
Money Market Funds	1,430,832	–	–	1,430,832

	$52,227,249	$–	$–	$52,227,249

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2017.

At June 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $50,862,512 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,443,330
Gross unrealized depreciation	(78,593)

Net unrealized appreciation	$1,364,737

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)

Security Description	Number of Shares	Fair Value

MUTUAL FUNDS - 97.49%

AGGRESSIVE ALLOCATION - 16.75%
Goldman Sachs Growth Strategy Portfolio Class R6	171,027	$2,514,097

DYNAMIC ALLOCATION - 48.39%
American Funds Capital Income Builder Class R6	39,468	2,419,021
BlackRock Multi-Asset Income Portfolio Institutional Class	228,011	2,505,840
MainStay Income Builder Fund Institutional Class	119,457	2,335,380

		7,260,241

GLOBAL ALLOCATION - 32.35%
Deutsche Global Income Builder Class R6	246,367	2,365,119
JPMorgan Global Allocation Fund Institutional Class	139,643	2,488,443

		4,853,562

TOTAL MUTUAL FUNDS - 97.49%		14,627,900

MONEY MARKET FUNDS - 2.29%
Federated Institutional Prime Obligation Fund Institutional Class 1.10%*	200,565	200,565
Vanguard Treasury Money Market Fund Investor Class 0.45%*	143,488	143,488

		344,053

TOTAL INVESTMENTS - 99.78%	99.78%	14,971,953
Other assets, net of liabilities - 0.22%	0.22%	32,676

NET ASSETS - 100.00%	100.00%	$15,004,629

*Effective 7 day yield as of June 30, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Mutual Funds	$14,627,900	$–	$–	$14,627,900
Money Market Funds	344,053	–	–	344,053

	$14,971,953	$–	$–	$14,971,953

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2017.

At June 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $14,726,320 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$261,363
Gross unrealized depreciation	(15,730)

Net unrealized appreciation	$245,633

THE E-VALUATOR MODERATE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)

Security Description	Number of Shares	Fair Value

EXCHANGE TRADED FUNDS - 20.42%

CONVERTIBLE BOND - 2.91%
SPDR Bloomberg Barclays Convertible Securities ETF	87,795	$4,356,388

Corporate High Yield - 5.69%
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	107,375	2,858,323
iShares Global High Yield Corporate Bond ETF	28,483	1,438,107
VanEck Vectors Fallen Angel High Yield Bond ETF	142,871	4,234,696

		8,531,126

FINANCIAL - 1.81%
Financial Select Sector SPDR Fund	57,067	1,407,843
Vanguard Financials ETF	20,923	1,308,734

		2,716,577

MID CAP - 5.68%
iShares Core S&P Mid-Cap ETF	16,857	2,932,275
iShares Morningstar Mid-Cap Value ETF	18,709	2,765,751
Vanguard Mid-Cap Value ETF	27,389	2,817,506

		8,515,532

SMALL CAP - 4.33%
iShares MSCI EAFE Small-Cap ETF	12,244	708,193
Vanguard FTSE Developed Markets ETF	89,714	3,706,982
Vanguard Russell 2000 Value ETF	6,352	652,160
WisdomTree International Small Cap Dividend Fund	20,598	1,432,179

		6,499,514

TOTAL EXCHANGE TRADED FUNDS - 20.42%		30,619,137

MUTUAL FUNDS - 74.50%

AGGREGATE BOND - 7.64%
PIMCO Income Fund Institutional Class	234,851	2,902,760
Lord Abbett Bond-Debenture Fund Inc. Class R6	351,451	2,843,241
PIMCO Low Duration Income Fund Institutional Class	670,155	5,716,424

		11,462,425

BANK LOANS - 3.74%
Credit Suisse Floating Rate High Income Fund Institutional Class	414,883	2,837,802
Lord Abbett Floating Rate Fund Class R6	302,789	2,776,579

		5,614,381

BLEND LARGE CAP - 8.65%
DFA US Large Company Portfolio Institutional Class	236,748	4,460,332
Fidelity 500 Index Fund - Retail Class	50,737	4,319,731
Vanguard Institutional Index Fund - Institutional Class	18,982	4,190,961

		12,971,024

BLEND MID CAP - 1.37%
Vanguard Mid-Cap Index Fund Institutional Class	52,797	2,060,126

BLEND SMALL CAP - 0.94%
Vanguard Tax-Managed Small-Cap Fund Institutional Class	25,092	1,416,718

CONVERTIBLE - 2.93%
Franklin Convertible Securities Fund Class R6	223,901	4,395,172

DEVELOPED MARKETS - 2.80%
Vanguard Developed Markets Index Fund - Admiral Class	317,173	4,205,715

EMERGING MARKET STOCK - 5.27%
DFA Emerging Markets Portfolio Institutional Class	132,543	3,591,907
T Rowe Price Institutional Emerging Markets Bond Fund Institutional Class	472,461	4,304,119

		7,896,026

THE E-VALUATOR MODERATE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)
Security Description	Number of Shares	Fair Value

FOREIGN BLEND - 3.01%
Oppenheimer Global Opportunities Fund Institutional Class	77,598	$4,512,304

FOREIGN GROWTH - 3.89%
Oppenheimer International Small-Mid Company Fund Institutional Class	47,989	2,160,484
Vanguard International Growth Fund Admiral Class	43,856	3,668,119

		5,828,603

GROWTH LARGE CAP - 7.40%
Growth Fund of America Class R6	107,793	5,099,689
Vanguard Growth Index Fund Admiral Class	91,702	5,995,483

		11,095,172

GROWTH MID CAP - 3.88%
Janus Henderson Enterprise Fund Institutional Class	27,663	3,003,930
Vanguard Mid-Cap Growth Index Fund - Admiral Class	55,534	2,812,780

		5,816,710

GROWTH SMALL CAP - 0.97%
JPMorgan Small Cap Growth Fund Institutional Class	86,455	1,446,393

HIGH YIELD BOND - 2.82%
AB High Income Fund Inc. Advisor Class	158,252	1,408,440
Lord Abbett High Yield Fund Class R6	367,002	2,822,246

		4,230,686

MODERATE ALLOCATION - 2.99%
American Funds American Balanced Fund Class R6	171,282	4,482,455

VALUE BROAD MARKET - 6.79%
American Funds - Investment Company of America Class R6	74,212	2,886,095
American Funds New Perspective Fund Class R6	176,188	7,288,892

		10,174,987

VALUE LARGE CAP - 8.48%
American Funds Washington Mutual Investors Fund Class R6	67,881	2,876,811
DFA U.S. Large Cap Value Portfolio Institutional Class	113,740	4,185,618
Vanguard Value Index Fund Institutional Class	150,273	5,657,783

		12,720,212

VALUE SMALL CAP - 0.93%
VANGUARD Small-Cap Value Index Fund Institutional Class	47,231	1,394,717

TOTAL MUTUAL FUNDS - 74.50%		111,723,826

MONEY MARKET FUNDS - 4.94%
Federated Institutional Prime Obligation Fund Institutional Class 1.10%*	5,998,151	5,998,151
Vanguard Treasury Money Market Fund Institutional Class 0.45%*	1,405,839	1,405,839

		7,403,990

TOTAL INVESTMENTS - 99.86%	99.86%	149,746,953
Other assets, net of liabilities - 0.14%	0.14%	207,108

NET ASSETS - 100.00%	100.00%	$149,954,061

Effective 7 day yield as of June 30, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Exchange Traded Funds	$30,619,137	$–	$–	$30,619,137
Mutual Funds	111,723,826	–	–	111,723,826
Money Market Funds	7,403,990	–	–	7,403,990

	$149,746,953	$–	$–	$149,746,953

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2017.

At June 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $143,503,882 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,556,567
Gross unrealized depreciation	(313,495)

Net unrealized appreciation	$6,243,072

THE E-VALUATOR GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)

Security Description	Number of Shares	Fair Value

EXCHANGE TRADED FUNDS - 26.37%

CONVERTIBLE BOND - 1.94%
SPDR Bloomberg Barclays Convertible Securities ETF	79,318	$3,935,759

CORPORATE - 1.89%
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	72,363	1,926,303
VanEck Vectors fallen Angel High Yield Bond ETF	64,180	1,902,295

		3,828,598

FINANCIAL - 1.89%
Financial Select Sector SPDR Fund ETF	77,689	1,916,588
Vanguard Financials ETF	30,476	1,906,274

		3,822,862

INTERNATIONAL - 7.86%
iShares MSCI EAFE Small-Cap ETF	69,257	4,005,825
Vanguard FTSE Developed Markets ETF	192,188	7,941,208
WisdomTree International SmallCap Dividend Fund ETF	57,549	4,001,382

		15,948,415

LARGE CAP - 4.00%
iShares Russell Top 200 Growth ETF	62,303	4,017,297
SPDR S&P 500 Growth ETF	34,698	4,102,692

		8,119,989

MID CAP - 7.94%
Vanguard Mid-Cap Value ETF	54,864	5,643,860
iShares Core S&P Mid-Cap ETF	33,573	5,840,023
iShares Morningstar Mid-Cap Value ETF	31,312	4,628,853

		16,112,736

SMALL CAP - 0.85%
Vanguard Russell 2000 Value ETF	16,827	1,727,628

TOTAL EXCHANGE TRADED FUNDS - 26.37%		53,495,987

MUTUAL FUNDS - 68.90%

AGGREGATE BOND - 4.28%
PIMCO Income Fund Institutional Class	234,771	2,901,766
Lord Abbett Bond-Debenture Fund R6 Class	236,170	1,910,617
PIMCO Low Duration Income Fund Institutional Class	454,372	3,875,790

		8,688,173

BLEND LARGE CAP - 6.71%
DFA U.S. Large Company Portfolio Institutional Class	212,098	3,995,932
Fidelity 500 Index Fund Retail Class	45,523	3,875,788
Vanguard Institutional Index Fund Institutional Class	26,012	5,743,123

		13,614,843

BLEND MID CAP - 2.80%
Vanguard Mid-Cap Index Fund Institutional Class	145,739	5,686,726

BLEND SMALL CAP - 1.86%
Vanguard Tax-Managed Small-Cap Fund Institutional Class	66,731	3,767,628

CONVERTIBLE - 1.48%
Franklin Convertible Securities Fund Class R6	152,505	2,993,680

DEVELOPED MARKETS - 3.83%
Vanguard Developed Markets Index Fund Admiral Class	586,336	7,774,820

EMERGING MARKET STOCK - 5.79%
DFA Emerging Markets Portfolio Institutional Class	290,212	7,864,738
T Rowe Price Institutional Emerging Markets Bond fund Institutional Class	426,687	3,887,118

		11,751,856

FOREIGN BLEND - 3.85%
Oppenheimer Global Opportunities Fund Institutional Class	134,431	7,817,157

THE E-VALUATOR GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)
Security Description	Number of Shares	Fair Value

FOREIGN GROWTH - 5.54%
Oppenheimer International Small-Mid Company Fund Institutional Class	134,901	$6,073,264
Vanguard International Growth Fund Admiral Class	61,727	5,162,878

		11,236,142

GROWTH LARGE CAP - 5.79%
American Funds The Growth Fund of America R6 Class	124,803	5,904,428
Vanguard Growth Index Fund Admiral Shares	89,367	5,842,800

		11,747,228

GROWTH MID CAP - 4.94%
Janus Henderson Enterprise Fund Institutional Class	47,385	5,145,565
Vanguard Mid-Cap Growth Index Fund Admiral Class	96,328	4,878,988

		10,024,553

GROWTH SMALL CAP - 1.98%
JPMorgan Small Cap Growth Fund R6 Class	240,108	4,017,015

HIGH YIELD BOND - 0.94%
AB High Income Fund Inc. Advisor Class	213,864	1,903,392

MODERATE ALLOCATION - 1.92%
American Funds American Balanced Fund R6 Class	148,781	3,893,593

OBJECTIVE HIGH YIELD BOND - 0.93%
Lord Abbett High Yield Fund R6 Class	246,505	1,895,624

VALUE BROAD MARKET - 6.90%
American Funds - Investment Company of America Retail Class	100,343	3,902,342
American Funds New Perspective Fund R6 Class	243,893	10,089,837

		13,992,179

VALUE LARGE CAP - 8.43%
American Funds Washington Mutual Investors Fund Retail Class	90,850	3,850,226
DFA U.S. Large Cap Value Portfolio Institutional Class	156,096	5,744,343
Vanguard Value Index Fund Institutional Class	199,678	7,517,890

		17,112,459

VALUE SMALL CAP - 0.93%
Vanguard Small-Cap Value Index Fund Institutional Class	63,821	1,884,647

TOTAL MUTUAL FUNDS - 68.90%		139,801,715

MONEY MARKET FUNDS - 4.69%
Federated Institutional Prime Obligation Fund Institutional Class 1.10%*	7,610,560	7,610,560
Vanguard Treasury Money Market Fund Institutional Class 0.45%*	1,901,183	1,901,183

		9,511,743

TOTAL INVESTMENTS - 99.96%	99.96%	202,809,445
Other assets, net of liabilities - 0.04%	0.04%	83,393

NET ASSETS - 100.00%	100.00%	$202,892,838

*Effective 7 day yield as of June 30, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Exchange Traded Funds	$53,495,987	$–	$–	$53,495,987
Mutual Funds	139,801,715	–	–	139,801,715
Money Market Funds	9,511,743	–	–	9,511,743

	$202,809,445	$–	$–	$202,809,445

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2017.

At June 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $191,241,744 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,016,724
Gross unrealized depreciation	(449,023)

Net unrealized appreciation	$11,567,701

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 23.00%

CONVERTIBLE - 0.95%
SPDR Bloomberg Barclays Convertible Securities ETF	10,916	$541,652

CORPORATE - 0.91%
VanEck Vectors Fallen Angel High Yield Bond	17,684	524,154

INTERNATIONAL - 10.14%
iShares MSCI EAFE Small Cap ETF	28,926	1,673,080
Vanguard FTSE Developed Markets ETF	66,449	2,745,673
WisdomTree International SmallCap Dividend Fund ETF	19,871	1,381,631

		5,800,384

MID CAP - 10.22%
iShares Core S&P Mid -Cap ETF	12,933	2,249,695
iShares Morningstar Mid-Cap Value ETF	10,261	1,516,883

Vanguard Mid-Cap Value ETF	20,202	2,078,180

		5,844,758

SMALL CAP - 0.78%
Vanguard Russell 2000 Value ETF	4,355	447,128

TOTAL EXCHANGE TRADED FUNDS - 23.00%		13,158,076

MUTUAL FUNDS - 70.12%

AGGREGATE BOND - 0.93%
PIMCO Income Fund Institutional Class	43,166	533,529

BLEND LARGE CAP - 5.15%
DFA U.S. Large Company Portfolio Institutional Class	72,951	1,374,400
Fidelity 500 Index Fund Retail Class	12,605	1,073,187
Vanguard Institutional Index Fund Institutional Class	2,250	496,796

		2,944,383

BLEND MID CAP - 3.46%
Vanguard Mid-Cap Index Fund Institutional Class	50,685	1,977,718

BLEND SMALL CAP - 2.67%
Vanguard Tax-Managed Small-Cap Fund Institutional Class	27,038	1,526,555

DEVELOPED MARKETS - 4.68%
Vanguard Developed Markets Index Fund Admiral Class	201,912	2,677,356

EMERGING MARKET STOCK - 5.70%
DFA Emerging Markets Portfolio Institutional Class	120,401	3,262,862

FOREIGN BLEND - 4.67%
Oppenheimer Global Opportunities Fund Institutional Class	45,987	2,674,140

FOREIGN GROWTH - 9.87%
Oppenheimer International Small-Mid Co. Fund Institutional Class	61,683	2,776,959
Vanguard International Growth Fund Admiral Class	34,314	2,870,016

		5,646,975

GROWTH LARGE CAP - 5.56%
American Growth Fund of America R6 Class	45,769	2,165,331
Vanguard Growth Index Fund Admiral Shares	15,519	1,014,635

		3,179,966

GROWTH MID CAP - 7.65%
Janus Henderson Enterprise Fund Institutional Class	20,518	2,228,020
Vanguard Mid-Cap Growth Index Fund Admiral Class	42,460	2,150,579

		4,378,599

GROWTH SMALL CAP - 3.87%

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (unaudited)

Security Description	Number of Shares	Fair Value

JPMorgan Small Cap Growth Fund R6 Class	132,295	$2,213,294

VALUE BROAD MARKET - 7.67%
American Funds New Perspective Fund R6 Class	80,113	3,314,298
American Funds Investment Company of America R6 Class	27,596	1,073,208

		4,387,506

VALUE LARGE CAP - 6.94%
American Funds Washington Mutual Investors Fund R6 Class	25,198	1,067,893
DFA U.S. Large Cap Value Portfolio Institutional Class	36,027	1,325,778
Vanguard Value Index Fund Institutional Class	41,912	1,577,990

		3,971,661

VALUE SMALL CAP - 1.30%
Vanguard Small-Cap Value Index Fund Institutional Class	25,082	740,667

TOTAL MUTUAL FUNDS - 70.12%		40,115,211

MONEY MARKET FUNDS - 6.62%
Federated Institutional Prime Obligations Fund Institutional Class 1.10%*	3,262,338	3,262,338
Vanguard Treasury Money Market Fund Institutional Class 0.45%*	523,066	523,066

		3,785,404

TOTAL INVESTMENTS - 99.74%	99.74%	57,058,691
Other assets, net of liabilities - 0.26%	0.26%	147,794

NET ASSETS - 100.00%	100.00%	$57,206,485

*Effective 7 day yield as of June 30, 2017

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Exchange Traded Funds	$13,158,076	$–	$–	$13,158,076
Mutual Funds	40,115,211	–	–	40,115,211
Money Market Funds	3,785,404	–	–	3,785,404

	$57,058,691	$–	$–	$57,058,691

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2017.

At June 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $54,315,272 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,897,955
Gross unrealized depreciation	(154,536)

Net unrealized appreciation	$2,743,419

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.  Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer

Date:	August 28, 2017

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	August 28, 2017